Leases	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Leases	Leases

Accounting for leases
When the Group is the lessee, it is required to recognise both:
•a lease liability, measured at the present value of remaining cash flows on the lease
•a right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.
Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease.
When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in the income statement if the carrying amount of the ROU asset has been reduced to nil.
On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are included within other liabilities.
The Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases, the lease payments are recognised as an expense on a straight-line basis over the lease term unless another systematic basis is more appropriate.
When the Group is the lessor, the lease must be classified as either a finance lease or an operating lease. A finance lease is a lease that confers substantially all the risks and rewards of the leased assets on the lessee. An operating lease is a lease where substantially all of the risks and rewards of the leased asset remain with the lessor.

As a lessor
Finance lease receivables are included within loans and advances at amortised cost.
The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date.

	2025				2024
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	1	—	1	—	7	(1)	6	—
One to two years	3	(1)	2	—	3	(1)	2	—
Two to three years	1	—	1	—	—	—	—	—
Total	5	(1)	4	—	10	(2)	8	—
Barclays provided leasing and other asset finance facilities to businesses and individual customers. There is no significant impairment allowance for finance lease receivables in current and previous year.
The Group does not have any material operating leases as a lessor.
Finance lease income
Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

	2025	2024
	£m	£m
Finance income from net investment in lease	1	2
Profit on sales	—	—
As a lessee
The Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, Barclays will sublease property to third parties when it is no longer needed to meet business requirements.
Currently, Barclays does not have any material subleasing arrangements.
ROU asset balances relate to property leases only. Refer to Note 19 for the carrying amount of ROU assets.
The total expenses recognised during the year for short-term leases were  £1m (2024: £1m). The portfolio of short-term leases to which
Barclays is exposed at the end of the year is not dissimilar to the expenses recognised in the year.

Lease liabilities
	2025	2024
	£m	£m
As at 1 January	1,205	971
Interest expense	71	71
New leases	155	45
Disposals	(14)	(18)
Cash payments	(196)	(204)
Exchange and other movements[1]	57	340
As at 31 December (see Note 22)	1,278	1,205
Note:
1Exchange and other movements in 2024  include modification related to a lease extended by ~91 years
The table below sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis
	2025	2024
	£m	£m
Not more than one year	187	195
One to two years	170	173
Two to three years	153	149
Three to four years	142	126
Four to five years	120	113
Five to ten years	503	395
Greater than ten years	3,474	3,754
Total undiscounted lease liabilities as at 31 December	4,749	4,905
In 2024, Barclays had a lease modification for property "New York, 745 7th Avenue" wherein there was an extension of lease term by ~91 years.
In addition to the cash flows identified above, the Group is exposed to:
•Variable lease payments: This variability will typically arise from either inflation index instruments or market-based pricing adjustments.
Currently, Barclays has 205 (2024: 238) leases out of the total 603 (2024: 631) leases with variable payment terms. Of the gross cash flows identified above, £4,613m (2024: £4,634m) is attributable to leases with some degree of payment variability.
•Extension and termination options: The table above represents Barclays' best estimate of future cash outflows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows include adjustments of
£5m (2024: £10m) and £1,820m (2024: £1,872m) in respect of leases for which Barclays is highly likely to exercise an early termination and a lease extension option, respectively.
In 2025, the Group does not have any sale and leaseback transaction (2024: Nil).
The Group does not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.